SEGMENT INFORMATION - Revenue From External Customers Based Major Categories (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Geographical Areas [Line Items]
Revenue	$ 489,679	$ 472,672	$ 425,772
At a point in time
Disclosure Of Geographical Areas [Line Items]
Revenue	454,873	427,192	395,818
Over time
Disclosure Of Geographical Areas [Line Items]
Revenue	34,806	45,480	29,954
North Asia
Disclosure Of Geographical Areas [Line Items]
Revenue	86,293	72,608	58,649
North Asia | At a point in time
Disclosure Of Geographical Areas [Line Items]
Revenue	83,089	69,107	55,982
North Asia | Over time
Disclosure Of Geographical Areas [Line Items]
Revenue	3,204	3,501	2,667
Thailand
Disclosure Of Geographical Areas [Line Items]
Revenue	176,862	172,793	166,925
Thailand | At a point in time
Disclosure Of Geographical Areas [Line Items]
Revenue	176,832	172,766	166,832
Thailand | Over time
Disclosure Of Geographical Areas [Line Items]
Revenue	30	27	93
ROW
Disclosure Of Geographical Areas [Line Items]
Revenue	226,524	227,271	200,198
ROW | At a point in time
Disclosure Of Geographical Areas [Line Items]
Revenue	194,952	185,319	173,004
ROW | Over time
Disclosure Of Geographical Areas [Line Items]
Revenue	31,572	41,952	27,194
Corporate expense adjustments and eliminations
Disclosure Of Geographical Areas [Line Items]
Revenue	0	0	0
Corporate expense adjustments and eliminations | At a point in time
Disclosure Of Geographical Areas [Line Items]
Revenue	0	0	0
Corporate expense adjustments and eliminations | Over time
Disclosure Of Geographical Areas [Line Items]
Revenue	0	0	0
Power
Disclosure Of Geographical Areas [Line Items]
Revenue	252,647	229,392	221,074
Power | North Asia
Disclosure Of Geographical Areas [Line Items]
Revenue	0	0	9
Power | Thailand
Disclosure Of Geographical Areas [Line Items]
Revenue	84,868	70,947	80,564
Power | ROW
Disclosure Of Geographical Areas [Line Items]
Revenue	167,779	158,445	140,501
Power | Corporate expense adjustments and eliminations
Disclosure Of Geographical Areas [Line Items]
Revenue	0	0	0
Enamel
Disclosure Of Geographical Areas [Line Items]
Revenue	158,884	151,313	137,441
Enamel | North Asia
Disclosure Of Geographical Areas [Line Items]
Revenue	83,028	68,980	55,959
Enamel | Thailand
Disclosure Of Geographical Areas [Line Items]
Revenue	75,856	82,333	79,510
Enamel | ROW
Disclosure Of Geographical Areas [Line Items]
Revenue	0	0	1,972
Enamel | Corporate expense adjustments and eliminations
Disclosure Of Geographical Areas [Line Items]
Revenue	0	0	0
SDI
Disclosure Of Geographical Areas [Line Items]
Revenue	39,807	63,388	57,695
SDI | North Asia
Disclosure Of Geographical Areas [Line Items]
Revenue	3,204	3,501	2,667
SDI | Thailand
Disclosure Of Geographical Areas [Line Items]
Revenue	0	0	0
SDI | ROW
Disclosure Of Geographical Areas [Line Items]
Revenue	36,603	59,887	55,028
SDI | Corporate expense adjustments and eliminations
Disclosure Of Geographical Areas [Line Items]
Revenue	0	0	0
Others
Disclosure Of Geographical Areas [Line Items]
Revenue	38,341	28,579	9,562
Others | North Asia
Disclosure Of Geographical Areas [Line Items]
Revenue	61	127	14
Others | Thailand
Disclosure Of Geographical Areas [Line Items]
Revenue	16,138	19,513	6,851
Others | ROW
Disclosure Of Geographical Areas [Line Items]
Revenue	22,142	8,939	2,697
Others | Corporate expense adjustments and eliminations
Disclosure Of Geographical Areas [Line Items]
Revenue	$ 0	$ 0	$ 0